Financial Information of Colony Bankcorp, Inc. (Parent Only)	12 Months Ended
Dec. 31, 2011
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Financial Information of Colony Bankcorp, Inc. (Parent Only)
(24) Financial Information of Colony Bankcorp, Inc. (Parent Only)

The parent company's balance sheets as of December 31, 2011 and 2010 and the related statements of operations and comprehensive income (loss) and cash flows for each of the years in the three-year period then ended are as follows:

COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2011	2010

Cash	$1,051,904	$3,173,061
Premises and Equipment, Net	1,378,395	1,478,045
Investment in Subsidiary, at Equity	118,289,024	112,389,013
Other	437,414	484,008

Total Assets	$121,156,737	$117,524,127

LIABILITIES AND STOCKHOLDERS' EQUITY

Liabilities
Dividends Payable	$175,000	$175,000
Other	139,927	161,544

	314,927	336,544

Subordinated Debt	24,229,000	24,229,000

Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,662,476	27,505,910
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 and 8,442,958Shares as of December 31, 2011 and 2010, Respectively	8,439,258	8,442,958
Paid-In Capital	29,145,094	29,171,087
Retained Earnings	29,456,240	28,479,211
Restricted Stock - Unearned Compensation	-	(40,794)
Accumulated Other Comprehensive Income, Net of Tax	1,909,742	(599,789)

	96,612,810	92,958,583

Total Liabilities and Stockholders' Equity	$121,156,737	$117,524,127

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2011	2010	2009

Income
Dividends from Subsidiary	$15,265	$15,536	$2,170,827
Management Fees	505,414	455,241	227,620
Other	98,180	119,776	100,157

	618,859	590,553	2,498,604

Expenses
Interest	508,081	516,170	659,456
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	734,104	761,873	848,076
Goodwill Impairment	-	-	172,029
Other	656,914	807,209	799,924

	1,901,349	2,087,502	2,481,735

Income (Loss) Before Taxes and Equity in Undistributed Earnings of Subsidiary	(1,282,490)	(1,496,949)	16,869

Income Tax Benefits	425,605	532,823	608,062

Income (Loss) Before Equity in Undistributed Earnings of Subsidiary	(856,885)	(964,126)	624,931

Equity in Undistributed Earnings (Losses) of Subsidiary	3,390,480	1,438,342	(19,808,805)

Net Income (Loss)	2,533,595	474,216	(19,183,874)
Preferred Stock Dividends	1,400,000	1,400,000	1,365,000

Net Income (Loss) Available to Common Stockholders	$1,133,595	$(925,784)	$(20,548,874)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2011	2010	2009

Net Income (Loss)	$2,533,595	$474,216	$(19,183,874)

Other Comprehensive Income, Net of Tax
Gains on Securities Arising During the Year	4,439,108	1,227,281	1,257,136
Reclassification Adjustment	(1,929,577)	(1,727,261)	(1,733,072)

Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	2,509,531	(499,980)	(475,936)

Comprehensive Income (Loss)	$5,043,126	$(25,764)	$(19,659,810)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2011	2010	2009

Cash Flows from Operating Activities
Net Income (Loss)	$2,533,595	$474,216	$(19,183,874)
Adjustments to Reconcile Net Income (Loss) to
Net Cash Provided (Used) by Operating Activities
Depreciation and Amortization	112,651	194,918	295,209
Goodwill Impairment	-	-	172,029
Equity in Undistributed (Earnings) Losses of Subsidiary	(3,390,480)	(1,438,342)	19,808,805
Other	24,977	(260,318)	31,634

	(719,257)	(1,029,526)	1,123,803

Cash Flows from Investing Activities
Capital Infusion in Subsidiary	-	-	(25,500,000)
Purchases of Premises and Equipment	(1,900)	(31,877)	(119,156)

	(1,900)	(31,877)	(25,619,156)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	(1,400,000)	(1,400,000)	(1,190,000)
Dividends Paid on Common Stock	-	-	(1,760,665)
Proceeds from Issuance of Common Stock	-	5,078,255	-
Proceeds Allocated to Issuance of Preferred Stock	-	-	27,215,218
Proceeds Allocated to Warrants Issued	-	-	784,782

	(1,400,000)	3,678,255	25,049,335

Increase (Decrease) in Cash	(2,121,157)	2,616,852	553,982

Cash, Beginning	3,173,061	556,209	2,227

Cash, Ending	$1,051,904	$3,173,061	$556,209